Annual Fund Operating Expenses - Western Asset Total Return ETF - Western Asset Total Return ETF	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.51%	[1]
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.47%	[3]

[1]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]
The manager has agreed to waive fees and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to May 1, 2022 without the Board of Trustees’ consent.

[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) are higher than the expense cap amounts for the fund as a result of acquired fund fees and expenses.